RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Derivatives
Disclosure of financial assets [line items]
Financial assets	1,290,144	1,084,032
Derivatives | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	156,220	166,598
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Notional amount	3,732,435	7,322,445
Financial assets	156,220	166,598
Derivatives | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	$ 1,577,234	$ 3,252,561